Auditors’ remuneration	12 Months Ended
Dec. 31, 2025
Disclosure of auditors' remuneration [Abstract]
Auditors’ remuneration	Note 12: Auditors’ remuneration
Fees payable to the Bank’s auditors are included within other operating expenses and are as follows:

	2025 £m	2024 £m	2023 £m
Fees payable for the:
– audit of the Bank’s current year Annual report	5.4	5.2	5.1
– audits of the Bank’s subsidiaries	12.8	12.4	12.2
– total audit fees in respect of the statutory audit of Group entities[1]	18.2	17.6	17.3
– services normally provided in connection with statutory and regulatory filings or engagements	0.6	0.5	0.3
Total audit fees[2]	18.8	18.1	17.6
Other audit-related fees[2]	0.1	0.2	0.1
All other fees[2]	0.1	0.2	0.1
Total non-audit services[3]	0.2	0.4	0.2
Total fees payable to the Bank’s auditors by the Group	19.0	18.5	17.8
1As defined by the Financial Reporting Council (FRC).
2As defined by the Securities and Exchange Commission (SEC).
3As defined by the SEC. Total non-audit services as defined by the FRC include all fees other than audit fees in respect of the statutory audit of Group entities. These fees totalled
£0.8 million in 2025 (2024: £0.9 million; 2023: £0.5 million).
Note 12: Auditors’ remuneration continued
The following types of services are included in the categories listed above:
Audit fees: This category includes fees in respect of the audit of the Group’s annual financial statements and other services in connection with regulatory filings. Other services supplied pursuant to legislation relate primarily to costs incurred in connection with client asset assurance and with the Sarbanes-Oxley Act requirements associated with the audit of the financial statements of Lloyds Bank plc filed on its Form 20-F.
Other audit-related fees: This category includes fees in respect of services for assurance and related services that are reasonably related to the performance of the audit or review of the financial statements, for example acting as reporting accountants in respect of debt prospectuses required by the Listing Rules.
All other fees: This category includes other assurance services not related to the performance of the audit or review of the financial statements, for example, the review of controls operated by the Group on behalf of a third party. The auditors are not engaged to provide tax services.
It is the Group’s policy to use the auditors only on non-audit assignments in cases where their knowledge of the Group means that it is neither efficient nor cost effective to employ another firm of accountants.
Lloyds Banking Group has procedures that are designed to ensure auditor independence for Lloyds Banking Group plc and all of its subsidiaries, including prohibiting certain non-audit services. All audit and non-audit assignments must be pre-approved by the Lloyds Banking Group Audit
Committee (the Audit Committee) on an individual engagement basis; for certain types of non-audit engagements where the fee is ‘de minimis’
the Audit Committee has pre-approved all assignments subject to confirmation by management. On a quarterly basis, the Audit Committee receives and reviews a report detailing all pre-approved services and amounts paid to the auditors for such pre-approved services.
During the year, the auditors also earned fees payable by entities outside the consolidated Lloyds Bank Group in respect of the following:

	2025 £m	2024 £m	2023 £m
Audits of Group pension schemes	0.5	0.4	0.4